Income Taxes - Domestic and Foreign Components of Net Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.			$ (81,259)	$ (38,267)
Foreign			916	666
Income (loss) before income taxes	$ 5,662	$ (17,767)	$ (80,343)	$ (37,601)